UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [X]; Amendment Number: 001

This Amendment (Check only one.):[X] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      201 Main Street, Suite 1555
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas April 23, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total:  $54,073 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE

*** LAKE SHORE GOLD CORP      OTC IS            510728108   494   400000      SH       SOLE                 400000      0     0
YAMANA GOLD INC.              OTC IS            98462Y100   3238  350000      SH       SOLE                 350000      0     0
AIRGAS INC.                   COMMON            009363102   1691  50000       SH       SOLE                 50000       0     0
ASPENBIO PHARMA INC           OTC IS            045346103   605   364232      SH       SOLE                 364232      0     0
CASH AMERICA INVESTMENTS      COMMON            14754D100   3674  234585      SH       SOLE                 234585      0     0
CECO ENVIRONMENTAL CORP       OTC IS            125141101   170   57453       SH       SOLE                 57453       0     0
CKE RESTAURANT INC.           COMMON            12561E105   3326  395900      SH       SOLE                 395900      0     0
CONTINENTAL RESOURCES         OTC IS            212015101   3712  175000      SH       SOLE                 175000      0     0
CRUSADER ENERGY GROUP INC     OTC IS            228834107   37    493800      SH       SOLE                 493800      0     0
CUBIST PHARMACEUTICALS        BONDS             229678AC1   398   500000      PRN      SOLE                 500000      0     0
EMERGENCY MED SVCS            COMMON            29100P102   822   26200       SH       SOLE                 26200       0     0
EXIDE TECHNOLOGIES            OTC IS            302051206   942   314000      SH       SOLE                 314000         0  0
GAMESTOP CORP                 COMMON            36467W109   2662  95000       SH       SOLE                 95000       0     0
GENERAL CABLE CORP            BONDS             369300AD0   1679  2403000     PRN      SOLE                 2403000     0     0
I-FLOW CORP NEW               OTC IS            449520303   627   171900      SH       SOLE                 171900      0     0
INVERNESS MED TECHNOLOGY      COMMON            46126P106   4793  180000      SH       SOLE                 180000      0     0
LENDER PROCESSING SVCS        COMMON            52602E102   3673  120000      SH       SOLE                 120000      0     0
NII HOLDINGS INC              BONDS             62913FAJ1   2499  3596000     SH       SOLE                 3596000     0     0
PALADIN RESOURCES LTD         OTC IS            Q7264T104   2793  1140000     SH       SOLE                 1140000     0     0
PATTERSON-UTI ENERGY          OTC IS            703481101   1792  200000      SH       SOLE                 200000      0     0
PENN OCTANE CORP.             OTC IS            707573101   13    11900       SH       SOLE                 11900       0     0
PROSHARES FINANCIAL           COMMON            74347R628   491   5000        SH       SOLE                 5000        0     0
QUICKSILVER RESOURCES         BONDS             74837RABO   1428  2000000     PRN      SOLE                 2000000     0     0
QUIDEL CORP.                  OTC IS            74838J101   2019  219000      SH       SOLE                 219000      0     0
RADNET INC                    OTC IS            750491102   680   548784      SH       SOLE                 548784      0     0
REGIONAL BK HOLDRS            COMMON            75902E100   845   17000       SH       SOLE                 17000       0     0
RELIANCE STEEL & ALUMINUM     COMMON            759509102   1290  49000       SH       SOLE                 49000       0     0
SCHNITZER STEEL IND.          OTC IS            806882106   1813  57745       SH       SOLE                 57745       0     0
SUN HEALTHCARE GROUP INC.     OTC IS            866933401   4574  542000      SH       SOLE                 542000      0     0
WHITING PETROLEUM CORP        COMMON            966387102   1293  50000       SH       SOLE                 50000       0     0
    Page Column Totals                                      54073